     MANAGERS DISCUSSION AND ANALYSIS

Hewitt Money Market Fund

PERFORMANCE AS OF 2/28/99  Thirty-Day Yield
-------------------------------------------

Administrative Shares           4.61%
Institutional Shares            4.82%

The thirty-day yield is an annualized yield for the period from February 1, 1999 to February 28, 1999. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year; the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's adminis-tration and management.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The NAV of Hewitt Money Market Fund's Administrative Shares increased from $100.00 per share on October 1, 1998 (commencement of operations) to $100.02 per share on February 28, 1999. The NAV of Institutional Shares increased from $100.00 per share on October 1, 1998 (commencement of operations) to $100.30 per share on February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees and other expenses have been deducted. Cumulative dividends on net investment income were approximately $1.81 per share for Administrative Shares and $1.67 per share for Institutional Shares during this period. Of course, past performance is no guarantee of future results.

The Federal Reserve Board held short-term interest rates in place through August, remaining cautious due to the threat of inflation. But by September the devaluation of the Russian ruble and the ensuing troubles of a prominent fund manager that had invested heavily in Russia created turmoil in the world markets.

To help global financial markets stabilize themselves, the Federal Reserve Board lowered interest rates three times in just seven weeks. The Master Portfolio (1) began purchasing fixed income securities while short-term interest rates declined.

As the new fiscal year begins, the Master Portfolio will continue to take advantage of flexible, high-return investment opportunities within the money market realm, while maintaining a conservative approach to portfolio management.

(1) Hewitt Money Market Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds an interest in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors (BGFA) is the investment advisor for the Master Portfolio.

                            HEWITT MONEY MARKET FUND

                       STATEMENT OF ASSETS & LIABILITIES
                               FEBRUARY 28, 1999

ASSETS
Investment:
Interest in Master Portfolio, at market value (Note 1)............. $56,750,335
Receivables:
  Fund shares sold.................................................     268,365
  Due from Hewitt Associates LLC (Note 2)..........................      20,754
                                                                    -----------
Total Assets.......................................................  57,039,454
                                                                    -----------
LIABILITIES
Payables:
  Fund shares redeemed.............................................     101,545
  Other accrued expenses...........................................      72,406
  Distribution to shareholders.....................................         338
                                                                    -----------
Total Liabilities..................................................     174,289
                                                                    -----------
TOTAL NET ASSETS................................................... $56,865,165
                                                                    ===========
Net assets consist of:
  Paid-in capital..................................................  56,865,165
                                                                    -----------
TOTAL NET ASSETS................................................... $56,865,165
                                                                    ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
  PER SHARE
Administrative Shares
Net Assets......................................................... $45,915,779
Shares outstanding.................................................     459,061
Net asset value and offering price per share....................... $    100.02
Institutional Shares
Net Assets......................................................... $10,949,386
Shares outstanding.................................................     109,169
Net asset value and offering price per share....................... $    100.30


   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                            STATEMENT OF OPERATIONS
  For the Period From October 1, 1998 (commencement of operations) to February
                                    28, 1999

NET INVESTMENT INCOME
  ALLOCATED FROM MASTER PORTFOLIO
  Interest........................................................... $ 621,576
  Expenses (Note 2)..................................................   (11,934)
                                                                      ---------
  Net Investment Income Allocated from Master Portfolio..............   609,642
EXPENSES (Note 2)
  Administration fees--Adminsitrative Shares.........................     9,243
  Administration fees--Institutional Shares..........................     2,386
  Shareholder servicing fees--Administrative Shares..................    23,108
  Shareholder servicing fees--Institutional Shares...................     4,771
  Distribution costs--Administrative Shares..........................    23,108
  Legal fees.........................................................    30,822
  Fund accounting and transfer agent fees............................    28,767
  Printing costs.....................................................    16,439
  Registration fees..................................................    16,336
  Audit fees.........................................................    13,410
  Other expenses.....................................................     6,780
                                                                      ---------
Total Expenses.......................................................   175,170
Less :
  Fees reimbursed by Hewitt Associates LLC (Note 2)..................  (106,174)
                                                                      ---------
Total Net Expenses...................................................    68,996
                                                                      ---------
NET INVESTMENT INCOME................................................   540,646
                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................. $ 540,646
                                                                      =========


   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                       STATEMENT OF CHANGES IN NET ASSETS
  For the Period From October 1, 1998 (commencement of operations) to February
                                    28, 1999

INCREASE IN NET ASSETS
Operations:
  Net investment income......................................... $    540,646
                                                                 ------------
Net increase in net assets resulting from operations............      540,646
                                                                 ------------
Distributions to shareholders:
  From net investment income
    Administrative Shares.......................................     (423,411)
    Institutional Shares........................................     (117,235)
Capital share transactions:
  Proceeds from shares sold--Administrative Shares..............   59,583,039
  Reinvestment of dividends--Administrative Shares..............      423,168
  Cost of shares redeemed--Administrative Shares................  (14,090,428)
                                                                 ------------
Net increase resulting from capital share transactions--
 Administrative Shares..........................................   45,915,779
                                                                 ------------
  Proceeds from shares sold--Institutional Shares...............   19,171,866
  Reinvestment of dividends--Institutional Shares...............      117,140
  Cost of shares redeemed--Institutional Shares.................   (8,339,620)
                                                                 ------------
Net increase resulting from capital share transactions--
 Institutional Shares...........................................   10,949,386
                                                                 ------------
Increase in Net Assets..........................................   56,865,165
NET ASSETS:
Beginning net assets............................................            0
Ending net assets............................................... $ 56,865,165
                                                                 ============
SHARES ISSUED AND REDEEMED:
  Administrative Shares
  Shares sold...................................................      595,438
  Shares issued in reinvestment of dividends and distributions..        4,231
  Shares redeemed...............................................     (140,608)
                                                                 ------------
Net increase in shares outstanding..............................      459,061
                                                                 ============
  Institutional Shares
  Shares sold...................................................      191,080
  Shares issued in reinvestment of dividends and distributions..        1,169
  Shares redeemed...............................................      (83,080)
                                                                 ------------
Net increase in shares outstanding..............................      109,169
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS
  For the Period from October 1, 1998 (commencement of operations) to February
                                    28, 1999

                                                   Administrative Institutional
                                                       Shares        Shares
                                                   -------------- -------------
Net Assets Value, beginning of period.............    $100.00        $100.00
Income from investment operations:
  Net investment income...........................       1.83           1.97
  Net realized gain on investments................       0.00           0.00
                                                      -------        -------
Total from investment operations..................       1.83           1.97
Less distributions:
  From net investment income......................      (1.81)         (1.67)
  From net realized gains.........................       0.00           0.00
                                                      -------        -------
Total distributions...............................      (1.81)         (1.67)
                                                      -------        -------
Net Asset Value, end of period....................    $100.02        $100.30
                                                      =======        =======
Total Return (not annualized).....................       1.84%          1.98%
Ratios/Supplemental data:
  Net assets, end of period (000).................    $45,916        $10,949
Ratios to average net assets (*):
  Ratio of expenses to average net assets (1).....       0.75%          0.45%
  Ratio of net investment income (loss) to average
   net assets (2).................................       4.52%          4.86%
-------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets prior
   to reimbursement of fees and
   expenses (*)...................................       1.32%          1.62%
(2) Ratio of net investment income (loss) to
   average net assets prior to reimbursement of
   fees and expenses (*)..........................       3.95%          3.69%
-------------------------------------------------------------------------------
(*) Annualized


   The accompanying notes are an integral part of these financial statements.

                            HEWITT MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS


1 Summary of Significant Accounting Policies

   Hewitt Money Market Fund (the "Fund") is a series of Hewitt Series Trust (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998. The investment objective of the Fund is to provide a high level of income while preserving capital and liquidity by investing in high quality, short-term investments. The Fund pursues its investment objective by investing all of its assets in the Money Market Master Portfolio (the " Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund presently offers two classes of shares, Administrative Shares and Institutional Shares. Shares of each class have identical interests in the Master Portfolio and have the same rights, however, differ principally in their respective distribution fees and shareholder servicing fees.

   The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Investment Policy and Security Valuation

   The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of February 28, 1999, the value of the Fund's investment in the Master Portfolio was 21.61% of the outstanding interests of the Master Portfolio. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

 Security Transactions and Income Recognition

   Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: Interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. All net investment income and realized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

                            HEWITT MONEY MARKET FUND

 Federal Income Taxes

   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions of the Code applicable to regulated investment companies, as defined by the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 28, 1999.

 Dividends and Distributions to Shareholders

   Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from any capital gains are declared and distributed annually, generally in December.

2 Agreements and Other Transactions with Affiliates

   Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The Administrator has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses on an annual basis does not exceed 0.45% and 0.75% of the average daily net assets of the Fund attributable to Institutional and Administrative Shares, respectively. The Administrator may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the period ended February 28, 1999, the Administrator reimbursed the Fund $53,836 and $52,338 for expenses related to Administrative Shares and Institutional Shares, respectively.

   Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Master Portfolio's investment advisor. For its services, BGFA is paid by the Master Portfolio a fee calculated at an annual rate of 0.10% of the Master Portfolio's average daily net assets. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Hewitt Services LLC (the "Distributor") serves as the Distributor of the Fund's shares. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to Pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

                            HEWITT MONEY MARKET FUND

   Hewitt Associates LLC also serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for Institutional Shares. The Shareholder Servicing Agent is responsible for receiving on behalf of the Fund's Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares. The Shareholder Servicing Agent is also responsible for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares. This fee is an expense of Institutional Shares only and is not borne by Administrative Shares.

   The Trust has retained the Distributor to serve as Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Distributor sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of average daily net assets of the Fund attributable only to Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Hewitt Series Trust:

We have audited the accompanying statement of assets and liabilities of Hewitt Money Market Fund (one of the series comprising Hewitt Series Trust) as of February 28, 1999, and the related statements of operations, changes in net assets and the financial highlights for the period from October 1, 1998 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hewitt Money Market Fund as of February 28, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from October 31, 1998 to February 28, 1999, in conformity with generally accepted accounting principles.


                                                        KPMG LLP

San Francisco, California
April 2, 1999

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                               FEBRUARY 28, 1999

                            Portfolio of Investments

                                                   Yield to Maturity
 Principal               Security Name             Maturity   Date      Value
 ---------   ------------------------------------- -------- -------- ------------
             CERTIFICATES OF DEPOSIT--19.42%
$ 5,000,000  Abbey National Treasury Service         5.04%  02/08/00 $  4,998,172
  5,000,000  ABN Amro Bank NV                        5.14%  02/22/00    4,998,099
  3,000,000  Bayerische Hypo-Und Vereinsbank AG      5.23%  03/01/00    3,000,290
  5,000,000  Canadian Imperial Bank of Commerce      5.71%  04/01/99    5,001,951
 10,000,000  FCC National Bank                       4.98%  06/15/99   10,000,000
  7,000,000  Morgan Guaranty Trust Co                5.13%  05/10/99    7,000,000
  7,000,000  Nationsbank NA                          5.06%  05/17/99    7,000,000
  5,000,000  Toronto-Dominion Bank                   5.00%  06/21/99    5,000,000
  4,000,000  Toronto-Dominion Bank                   5.08%  12/29/99    4,001,912
                                                                     ------------
             TOTAL CERTIFICATES OF DEPOSIT                           $ 51,000,424
             COMMERCIAL PAPER--70.25%
  3,119,000  Alpine Securitization Corp              4.87%  03/04/99    3,116,890
  6,876,000  Alpine Securitization Corp              4.88%  04/13/99    6,834,056
  6,000,000  Amsterdam Funding Corp                  4.90%  04/13/99    5,963,250
  4,000,000  Atlantis One Funding Corp               4.98%  03/25/99    3,985,613
  5,000,000  Atlantis One Funding Corp               4.85%  06/14/99    4,927,924
  3,000,000  Atlantis One Funding Corp               4.89%  08/25/99    2,927,058
  7,000,000  Banco Mercantile Del Norte              4.82%  09/27/99    6,801,309
 10,000,000  Corporate Receivables Corp              4.90%  04/14/99    9,937,389
 10,000,000  Den Danske Corp                         4.87%  06/14/99    9,855,401
  4,000,000  First National Bank Chicago             5.75%  05/08/99    3,999,630
  8,500,000  General Electric Capital Corp           4.93%  06/08/99    8,382,433
 10,000,000  General Electric Capital Services Inc   4.94%  05/13/99    9,897,083
 10,000,000  General Electric Co                     5.00%  04/12/99    9,938,889
 12,318,000  General Motors Acceptance Corp          4.87%  03/01/99   12,314,667
  8,000,000  Mont Blanc Capital Corp                 4.86%  03/26/99    7,970,840
 10,000,000  Monte Rosa Capital Corp                 4.84%  03/15/99    9,978,489
 10,000,000  National Bank Of Canada                 4.88%  06/14/99    9,855,045
  5,000,000  Nationsbank NA                          4.95%  10/06/99    5,000,000
  5,000,000  Nordbanken NA                           4.86%  04/07/99    4,973,675
  3,353,000  Park Avenue Receivables Corp            4.85%  03/25/99    3,341,255
  8,000,000  Thames Asset Global Securitization      4.85%  04/15/99    7,949,345
 10,000,000  Twin Towers Inc                         4.87%  03/01/99    9,997,294
  4,000,000  Variable Funding Capital Corp           4.86%  03/10/99    3,994,060
  5,000,000  WCP Funding Corp                        4.90%  03/11/99    4,991,833
  3,000,000  Windmill Funding Corp                   4.84%  04/19/99    2,979,430
  4,611,000  Windmill Funding Corp                   4.90%  04/01/99    4,590,289
                                                                     ------------
             TOTAL COMMERCIAL PAPER                                  $174,503,147

   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                               FEBRUARY 28, 1999

                            Portfolio of Investments

                                                                      Yield to  Maturity
 Principal                        Security Name                       Maturity    Date      Value
 ---------   -------------------------------------------------------- --------  -------- ------------
             U.S. GOVERNMENT AGENCY SECURITIES--1.90%
$ 5,000,000  Federal Home Loan Bank                                      4.95 % 02/17/00 $  4,997,666
                                                                                         ------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                     $  4,997,666
             VARIABLE & FLOATING RATE NOTES--9.14%
  7,000,000  Bank One NA                                                 5.03 % 04/26/99    7,002,075
 10,000,000  Household Financing Corp                                    5.27 % 04/19/99   10,000,000
  7,000,000  Wachovia Bank NA                                            4.80 % 05/14/99    6,998,993
                                                                                         ------------
             TOTAL VARIABLE & FLOATING RATE NOTES                                        $ 24,001,068
             REPURCHASE AGREEMENTS--3.81%
 10,007,000  Merrill Lynch & Co. Inc. Repurchase Agreement               4.85 % 03/01/99
             dated 2/26/99 with a maturity value of $10,010,121
             collateralized by Federal Home Loan Corp. obligations
             with rates ranging from 6.13% to 7.43%, maturity dates
             ranging from 04/01/17 to 07/01/37, and an aggregate
             market value of $6,941,059, Federal National
             Mortgage Association obligations with rates ranging from
             5.94% to 7.64%, maturity dates ranging from 01/01/07 to
             6/01/27, and an aggregate market value of $3,269,264.                         10,007,000
        773  Morgan Stanley Triparty Repurchase Agreement                4.53 % 03/01/99
             dated 2/26/99 with a maturity value of 773
             collateralized by U.S. Treasury Notes with
             a rate of 6.25%, a maturity date of 8/31/00,
             and a market value of $10,173.                                                       773
                                                                                         ------------
             TOTAL REPURCHASE AGREEMENTS                                                 $ 10,007,773
             TOTAL INVESTMENT IN SECURITIES
             (Cost $264,510,078) ** (Notes 1)                          100.71 %          $264,510,078
             Other Assets and Liabilities                               (0.71)%            (1,863,757)
                                                                       ------            ------------
             TOTAL NET ASSETS                                          100.00 %          $262,646,321
                                                                       ======            ============

--------
**Cost for federal income tax purposes is the same as for financial statement purposes.


   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                       STATEMENT OF ASSETS & LIABILITIES
                               February 28, 1999

ASSETS
Investments:
In securities, at market value (see cost below) (Note 1).......... $264,510,078
Receivables:
  Dividends and interest..........................................    1,075,020
  Due from BGI....................................................       63,692
                                                                   ------------
Total Assets......................................................  265,648,790
                                                                   ------------
LIABILITIES
Payables:
  Investment securities purchased.................................    3,002,469
                                                                   ------------
Total Liabilities.................................................    3,002,469
                                                                   ------------
TOTAL NET ASSETS.................................................. $262,646,321
                                                                   ============
INVESTMENTS AT COST............................................... $264,510,078




   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS
 For the Period From September 1, 1998 (commencement of operations) to February
                                    28, 1999

NET INVESTMENT INCOME
  Interest.......................................................... $5,516,159
                                                                     ----------
  Total Investment Income...........................................  5,516,159
EXPENSES (NOTE 2)
  Advisory fees.....................................................    104,611
                                                                     ----------
Total Expenses......................................................    104,611
                                                                     ----------
NET INVESTMENT INCOME ..............................................  5,411,548
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................ $5,411,548
                                                                     ==========




   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
 For the Period From September 1, 1998 (commencement of operations) to February
                                    28, 1999

INCREASE IN NET ASSETS
Operations:
  Net investment income.......................................... $  5,411,548
                                                                  ------------
Net increase in net assets resulting from operations.............    5,411,548
                                                                  ------------
Net increase in net assets resulting from beneficial interest transactions....................................................  257,234,773
                                                                  ------------
Increase in Net Assets...........................................  262,646,321
NET ASSETS:
Beginning net assets............................................. $          0
Ending net assets................................................ $262,646,321
                                                                  ============




   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), Asset Allocation, Bond Index, Extended Index, U.S. Equity Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The Money Market Master Portfolio commenced operations on September 1, 1998. These financial statements contain the Money Market Master Portfolio (the "Master Portfolio").

   The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation

   The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

 Security Transactions and Income Recognition

   Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

 Federal Income Taxes

   The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, an investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

   It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

                          MASTER INVESTMENT PORTFOLIO

 Repurchase Agreements

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master's Portfolio of Investments. The advisor to the Master Portfolios may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into as of February 28, 1999, are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

   Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolio. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Master Investment Portfolio:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Master Portfolio (one of the portfolios comprising Master Investment Portfolio) as of February 28, 1999, and the related statements of operations and changes in net assets for the period from September 1, 1998 (commencement of operations) to February 28, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Master Portfolio of Master Investment Portfolio as of February 28, 1999, the results of its operations and the changes in its net assets for the period from September 1, 1998 to February 28, 1999 in conformity with generally accepted accounting principles.

                                                KPMG LLP

San Francisco, California
April 2, 1999

              TABLE OF CONTENTS

                                          Page
                                          ----
          HEWITT MONEY MARKET FUND


Manager's Discussion and Analysis........   1

Statement of Assets and Liabilities......   2

Statement of Operations..................   3

Statement of Changes in Net Assets.......   4

Financial Highlights.....................   5

Notes to Financial Statements............   6

Independent Auditors' Report.............   9


         MASTER INVESTMENT PORTFOLIO

Portfolio of Investments.................  10

Statement of Assets and Liabilities......  12

Statement of Operations..................  13

Statement of Changes in Net Assets.......  14

Notes to Financial Statements............  15

Independent Auditors' Report.............  17


        [GRAPHIC]


          Hewitt
       Money Market
           Fund


       Annual Report
     February 28, 1999